SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation	$ 453	$ 412	$ 1,394	$ 1,752
General and administrative expenses	$ 1,215	$ 1,302	4,131	5,545
General and Administrative Expense [Member]
Payroll and related expenses			1,223	1,813
Government fees			58	35
Share-based compensation			988	1,365
Professional services			1,204	1,154
Insurance			442	733
Public and investor relations			148	220
Office and maintenance expenses			95	120
Travel			160	180
Other			94	81
Less - insurance loss recoveries			(281)	(156)
General and administrative expenses			$ 4,131	$ 5,545